MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Schedule of available-for-sale marketable securities
At December 31, 2012, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$13,608	$19	$—	$13,627
Total debt securities	13,608	19	—	13,627
Equity security	—	6,977	—	6,977
Total marketable securities	$13,608	$6,996	$—	$20,604
At December 31, 2011, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323
Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667
Total marketable securities	$165,035	$697	$(37)	$165,695

Schedule of contractual maturities of debt securities classified as available-for-sale
The contractual maturities of debt securities classified as available-for-sale at December 31, 2012 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$12,606	$12,607
Due after one year through two years	1,002	1,020
Total	$13,608	$13,627

Summary of investments with continuous unrealized loss position
The following table summarizes investments in marketable debt securities at December 31, 2011 that have been in a continuous unrealized loss position for less than twelve months:

	Fair Value	Gross Unrealized Losses
	(In thousands)
Corporate debt securities	$12,920	$(15)
States of the U.S. and state political subdivisions	11,711	(22)
Total	$24,631	$(37)

Schedule of proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains and losses:

	December 31,
	2012	2011	2010
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$205,944	$600,149	$768,650
Gross realized gains	4,075	2,482	4,802
Gross realized losses	(5)	(41)	(19)